CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Treasury shares	Reserves	Accumulated losses	Attributable to owners of the Company	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2016	¥ 259		¥ 62,363	¥ (32,715)	¥ 29,907	¥ 19,094	¥ 49,001
Profit (loss) for the year				(76,675)	(76,675)	4,246	(72,429)
Currency translation differences			(215)		(215)		(215)
Total comprehensive loss/ income for the year			(215)	(76,675)	(76,890)	4,246	(72,644)
Transactions with owners
Transfer to statutory reserve			5,475	(5,475)
Transactions with noncontrolling shareholders (Note 32)			118		118	(988)	(870)
Capital contributions from non-controlling interests						1,720	1,720
Business combinations (Note 30)						5,049	5,049
Disposal of a subsidiary due to loss of control			(1,057)	1,057		(1,279)	(1,279)
Dividend to noncontrolling shareholders						(3,217)	(3,217)
Total transactions with owners			4,536	(4,418)	118	1,285	1,403
Balance at the end at Dec. 31, 2017	259		66,684	(113,808)	(46,865)	24,625	(22,240)
Profit (loss) for the year				(255,237)	(255,237)	2,757	(252,480)
Currency translation differences			1,088		1,088		1,088
Total comprehensive loss/ income for the year			1,088	(255,237)	(254,149)	2,757	(251,392)
Transactions with owners
Transfer to statutory reserve			4,875	(4,875)
Transactions with noncontrolling shareholders (Note 32)			(3,079)		(3,079)	2,308	(771)
Capital contributions from non-controlling interests						1,620	1,620
Disposal of a subsidiary due to loss of control			(17)		(17)	85	68
Dividend to noncontrolling shareholders						(2,341)	(2,341)
Issuance of shares	6		25,694		25,700		25,700
Total transactions with owners	6		27,473	(4,875)	22,604	1,672	24,276
Balance at the end at Dec. 31, 2018	265		95,245	(373,920)	(278,410)	29,054	(249,356)
Profit (loss) for the year				136,309	136,309	2,019	138,328
Currency translation differences			672		672		672
Total comprehensive loss/ income for the year			672	136,309	136,981	2,019	139,000
Transactions with owners
Transfer to statutory reserve			4,621	(4,621)
Transactions with noncontrolling shareholders (Note 32)			(5,248)		(5,248)	(2,576)	(7,824)
Capital contributions from non-controlling interests						2,793	2,793
Issuance of shares held as treasury shares (Note 32), Nominal value	41	¥ (41)
Share-based payment			47,788		47,788		47,788
Business combinations (Note 30)						18,143	18,143
Disposal of a subsidiary due to loss of control						(2,541)	(2,541)
Dividend to noncontrolling shareholders						(3,775)	(3,775)
Issuance of shares	53		211,906		211,959		211,959
Transaction costs related to issuance of shares upon initial public offering			(45,516)		(45,516)		(45,516)
Conversion of Series A Preferred Shares and exchangeable note upon initial public offering (Note 26 and 28)	110		479,817		479,927		479,927
Total transactions with owners	204	(41)	693,368	(4,621)	688,910	12,044	700,954
Balance at the end at Dec. 31, 2019	¥ 469	¥ (41)	¥ 789,285	¥ (242,232)	¥ 547,481	¥ 43,117	¥ 590,598